Current equity investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about unconsolidated subsidiaries [abstract]
Summary of Current Equity Investments

Current	Investments measured at FVTPL 2024 £m	Investments measured at FVTPL 2023 £m
At 1 January	2,204	4,087
Net fair value movements through profit or loss	22	(17)
Disposals and settlements	(2,226)	(1,863)
Exchange adjustments	–	(3)
At 31 December	–	2,204